Deferred income tax (Details 3) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred tax assets (Notes 15)	$ 135,327	$ 99,258	$ 47,643
Deferred tax liabilities (Notes 15)	$ (148,301)	$ (144,393)	$ (145,777)